Commitment and Contingencies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)
Network Infrastructure and Buildings
Commitments and Contingencies Disclosure [Line Items]
Capital commitments contracted not yet reflected in financial statements	$ 177,160,000				¥ 1,230,000,000
Office
Commitments and Contingencies Disclosure [Line Items]
Total operating lease expense	71,200,000	¥ 494,370,000	¥ 647,090,000	¥ 525,310,000
IDC Facilities
Commitments and Contingencies Disclosure [Line Items]
Total operating lease expense	679,820,000	¥ 4,720,000,000	3,720,000,000	¥ 2,850,000,000
Obligations related to the entity's directors and officers
Commitments and Contingencies Disclosure [Line Items]
Fair value of indemnification obligations related to the entity's directors and officers	$ 0		¥ 0		¥ 0